S000057702 [Member] Shareholder Fees	Mar. 31, 2025 USD ($)
Franklin ClearBridge Enhanced Income ETF | Franklin ClearBridge Enhanced Income ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0